Provisions - Disclosure of expected rate of return assumptions (Details) - Spain	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Expected rate of return on plan assets	3.00%	3.35%	3.80%
Expected rate of return on reimbursement rights	3.00%	3.35%	3.80%
Other long term employee benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected rate of return on plan assets	3.00%	3.35%	3.80%